Equipment	6 Months Ended	12 Months Ended
	Dec. 31, 2022	Jun. 30, 2022
Property, Plant and Equipment [Abstract]
Equipment

Note 5 – Equipment

The components of equipment are as follows:

	December 31, 2022	June 30, 2022
Computer equipment	$39,972	$35,911
Furniture and equipment	35,324	34,526
Equipment, at cost	75,296	70,437
Accumulated depreciation and finance lease amortization	(39,330)	(26,512)
Equipment, net	$35,966	$43,925

Depreciation expense and finance lease amortization expense was $13,899 and $12,872 for the three months ended December 31, 2022 and 2021 and $36,312 and $59,608 for the six months ended December 31, 2022 and 2021, respectively.

Note 6 – Equipment

The components of equipment follow:

	June 30, 2022	June 30, 2021
Computer equipment	$35,911	$258,049
Furniture and equipment	34,526	249,070
Leasehold improvements	-	221,787
Finance lease asset	-	117,979
Equipment, at cost	70,437	846,885
Accumulated depreciation and finance lease amortization	(26,512)	(119,943)
Equipment, net	$43,925	$726,942

During the years ended June 30, 2022 and 2021, the Company recorded total depreciation expense and finance lease amortization of $154,464 and $111,380, respectively. Impairment of $653,107 for the Argyll computer equipment and furniture and equipment, EGL computer equipment and the Helix Game Centers computer equipment, furniture and equipment, leasehold improvements and finance lease assets was recorded in asset impairment charges in the consolidated statements of operations for the year ended June 30, 2022. There was no impairment in the year ended June 30, 2021.